RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

Nature of related parties:	Relationship with the Company
BTG	Parent company of Poly Victory Investments Limited
Ctrip.com International, Ltd.	Principal shareholder of the Company, common directors
Jian Guo Inns	A subsidiary of BTG
Shanghai Xin Zhi Trading Co., Ltd.	Non controlling interests of subsidiary
Fujian Yun Tong Co., Ltd.	Non controlling interests of subsidiary
Shanghai Dinuo Co., Ltd.	Non controlling interests of subsidiary
Sun Yan	Non controlling interests of subsidiary
Xiamen Shuiwu Co., Ltd.	Non controlling interests of subsidiary

Transactions with related parties:

	2010	2011	2012
Agency fees paid to Ctrip.com International, Ltd.	18,191	17,661	35,932
Rental fees paid to Jian Guo Inns	2,800	2,800	2,050

Some of our customers book our hotel rooms through Ctrip.com International, Ltd. and we pay agency fees to Ctrip.com International, Ltd. for such bookings. Agency fees paid to Ctrip.com International, Ltd. for the years ended December 31, 2010, 2011 and 2012 are presented as above.

Jian Guo Inns has been the lessor of certain leased-and-operated hotels in our chain. Total rental fees paid to Jian Guo Inns for the years ended December 31, 2010, 2011 and 2012 are presented as above.

As of December 31, significant balances with related parties are as follows:

Due from related parties:

	2011	2012
Shanghai Xin Zhi Trading Co., Ltd.	2,408	2,457
Fujian Yun Tong Co., Ltd.	1,596	1,766
Shanghai Dinuo Co., Ltd.	1,425	1,425
Sun Yan	950	950
Xiamen Shuiwu Co., Ltd.	—	220

	6,379	6,818

The amount due from all the related parities represented the advance payment for dividends.

Due to related parties:

	2011	2012
Ctrip.com International, Ltd.	2,557	3,798
Xiamen Shuiwu Co., Ltd.	240	—

	2,797	3,798

The amounts due from and due to related parties as of December 31, 2011 and 2012 mainly arose from the above transactions and payments made by the Company and related parties on behalf of each other. These amounts are not collateralized, free of interest and receivable or payable on demand.